Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings	$ 1,471,720	$ 529,140
Depreciation and depletion	305,167	248,303
Gain on disposal of mineral stream interest	(85,724)	0
Impairment of mineral stream interests	0	108,861
Equity settled share based compensation	6,475	6,703
Performance share units - expense	26,029	16,565
Performance share units - paid	(17,209)	(11,129)
Income tax expense	226,348	115,204
Investment income recognized in net earnings	(37,780)	(27,014)
Other	8,931	4,515
Change in non-cash working capital	(30,410)	4,426
Cash generated from operations before income taxes and interest	1,873,547	995,574
Income taxes refunded (paid)	(3,645)	8,516
Interest paid	(429)	(287)
Interest received	35,508	23,778
Cash generated from operating activities	1,904,981	1,027,581
Financing activities
Credit facility extension fees	(955)	(937)
Share purchase options exercised	7,271	13,192
Lease payments	(505)	(594)
Dividends paid	(296,367)	(279,050)
Cash used for financing activities	(290,556)	(267,389)
Investing activities
Mineral stream interests	(1,341,369)	(628,234)
Repayment of mineral stream interests deposit	0	13,250
Mineral royalty interests	0	(26,981)
Net proceeds on disposal of mineral stream interests	101,730	0
Acquisition of long-term investments	(39,873)	(20,234)
Proceeds on disposal of long-term investments	0	177,088
Investment in subscription rights	0	(3,114)
Dividends received	1,051	2,188
Other	(682)	(2,266)
Cash used for investing activities	(1,279,143)	(488,303)
Effect of exchange rate changes on cash and cash equivalents	145	(250)
Increase in cash and cash equivalents	335,427	271,639
Cash and cash equivalents, beginning of year	818,166	546,527
Cash and cash equivalents, end of year	$ 1,153,593	$ 818,166